Other Receivable and Deposit	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Other Receivable and Deposit

NOTE 3 – OTHER RECEIVABLE AND DEPOSIT

The following is a summary of other receivables and deposit as of June 30, 2016 and December 31, 2015:

	2016	2015
Security deposit	$73,816	$191,518
Due from an individual shareholder	422,357	93,426
Due from related companies	-	104,071
Advances and loans	963,333	493,696
Other receivable and deposit	$1,459,506	$882,711

Security deposit represents various deposits made to vendors for rent, renovation and other services.

Due from an individual shareholder was the amount that the shareholder borrowed from Benefactum Beijing. The Company expects this amount to be repaid from such shareholder in a timely manner.

Advances and loans are amounts advanced or lent to employees or vendors for business transactions.

NOTE 3 – OTHER RECEIVABLE AND DEPOSIT

The following is a summary of other receivables and deposit as of December 31, 2015 and 2014:

	2015	2014
Security deposit	$191,518	$44,956
Due from an individual shareholder	93,426	3,854
Due from related companies	104,071	32,983
Advances and loans	493,696	884,817
Other receivable and deposit	$882,711	$966,610

Security deposit represents various deposits made to vendors for rent, renovation and other services.

Due from an individual shareholder and related companies are amounts advanced to related parties. The amounts are non-interest bearing with no fixed repayment terms and due on demand.

Advances and loans are amounts advanced or lent to employees or vendors for business transactions.